Equity - Total Number of Treasury Stock Held (Detail) - shares	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of classes of share capital [line items]
Common shares	4,533,000,000	5,280,000,000	5,280,000,000	1,811,428,430
Treasury stock [member]
Disclosure of classes of share capital [line items]
Common shares	640,419,559	933,490,429	451,092,624